CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents	$ 24,027	$ 19,926
Investment in marketable securities (Note 6)	4,981	41,590
Prepaid and other current assets	1,002	2,921
Total Current Assets	30,010	64,437
Non-current Assets:
Property and equipment, net (Note 7)	90	113
Operating lease right of use assets (Note 9)	0	93
Non-current prepaid expenses and other assets	60	2,262
Total Non-current Assets	150	2,468
Total Assets	30,160	66,905
Current Liabilities:
Trade payables	1,041	2,707
Accrued expenses (Note 8)	941	9,272
Employee-related obligations	413	1,428
Operating lease liabilities (Note 9)		99
Other current liabilities		1,313
Total Current Liabilities	2,395	14,819
Total Liabilities	2,395	14,819
Commitments and Contingencies (Note 11)
Shareholders' Equity:
Preferred stock: $0.0001 par value; 20,000,000 shares authorized at December 31, 2025 and 2024; no shares issued and outstanding at December 31, 2025 and 2024	0	0
Common stock: $0.0001 par value; 150,000,000 shares authorized at December 31, 2025 and December 31, 2024; 33,323,171 and 14,830,013 shares issued and outstanding at December 31, 2025 and 2024, respectively	3	1
Additional paid-in capital	785,413	783,235
Accumulated other comprehensive income	2	20
Accumulated deficit	(757,653)	(731,170)
Total Shareholders' Equity	27,765	52,086
Total Liabilities and Shareholders' Equity	$ 30,160	$ 66,905